RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2025
Recoverable Taxes
RECOVERABLE TAXES

8.	RECOVERABLE TAXES

		Consolidated
	12/31/2025	12/31/2024
ICMS (Brazilian State Value-Added Tax)	2,323,633	1,717,547
Brazilian federal contributions (1)	2,846,259	2,336,854
Other taxes	183,442	112,866
	5,353,334	4,167,267

Classified:
Current	1,376,434	1,367,316
Non-current	3,976,900	2,799,951
	5,353,334	4,167,267
(1)	The Brazilian federal contributions balance mainly refers to PIS and COFINS, IRPJ and CSLL and IPI.

Accumulated tax credits generally derive from ICMS, PIS and COFINS credits on purchases of inputs and property, plant, and equipment used in production. These credits are generally realized through natural offsetting with debits for such taxes generated by sales operations and other taxed outputs.

The balance of recoverable taxes maintained over the short term is expected to be offset in the next 12 months. Based on budget analyses and projections approved by Management, there is no forecast for risks regarding the non-realization of such tax credits, provided that such budget projections materialize.

The increase in the ICMS balance for the period is mainly due to the increase in volume of credit generated by imports and the acquisition of third-party inputs and the growth of exports — which, although taxed at a rate of zero, increase the amount of ICMS credits to be recovered.

The increase in PIS and COFINS balances during the period mainly reflects the higher volume of import credits, the recognition of untimely credits from previous years and growth in exports, which increased the balance of credits to be recovered.

Accounting Policy

Tax credits accumulated essentially derive from ICMS, PIS, and COFINS credits on input purchases and property, plant and equipment used in production, plus IRPJ and CSLL related to Selic rate updates on tax credits awaiting final legal resolution for compensation, classified in non-current assets. The realization of these credits generally occurs through natural offsetting with debits of these taxes, generated by sales operations and other taxed outputs.